Revenues (Detail) - Revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Zinc concentrate sales	$ 238,493	$ 26,567
Zinc concentrate by-product sales	8,169	1,358
Copper concentrate sales	41,402	125,046
Copper concentrate by-product sales	11,514	19,934
Other	10,655	78,415
Zinc concentrate treatment charges	(13,773)	(2,678)
Copper concentrate treatment and refining charges	(7,063)	(17,937)
Revenues	$ 289,397	$ 230,705